UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):    |_|  is a restatement.
                                          |_|  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Glenview Capital Management, LLC
Address:    767 Fifth Avenue, 44th Floor
            New York, NY 10153


Form 13F File Number:   028-10134
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lawrence M. Robbins
Title:      Chief Executive Officer
Phone:      212-812-4700

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins                   New York, New York  November 14, 2006
------------------------------------      ------------------  -----------------
      [Signature]                            [City, State]       [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                      --------------------------

Form 13F Information Table Entry Total:                           59
                                                      --------------------------

Form 13F Information Table Value Total:                       $8,325,567
                                                      --------------------------
                                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                             GLENVIEW CAPITAL MANAGEMENT, LLC
                                                         FORM 13F
                                             Quarter Ended September 30, 2006

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                       CLASS             VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
                       ------            ------    --------  ---   ----   -----------  ------       ----------------
NAME OF ISSUER         TITLE    CUSIP    (X$1,000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE        SHARED       NONE
--------------         -----    -----    --------- -------   ---   ----   ----------   --------   ----        ------       ----
--------------------------------------------------------------------------------------------------------------------------

ADVANCED MEDICAL OPTIC COM    00763M108  $69,636   1,760,700 SH           SOLE                     1,760,700
--------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC       COM    02209S103  $168,066  2,195,500 SH           SOLE                     2,195,500
--------------------------------------------------------------------------------------------------------------------------

AMDOCS LTD             ORD    G02602103  $321,697  8,123,668 SH           SOLE                     8,123,668
--------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP    CL A   029912201  $258,306  7,076,867 SH           SOLE                     7,076,867
--------------------------------------------------------------------------------------------------------------------------

ANDREW CORP            COM    034425108   $22,426  2,424,451 SH           SOLE                     2,424,451
--------------------------------------------------------------------------------------------------------------------------

AU OPTRONICS CORP      ADR    002255107   $37,949  2,663,100 SH           SOLE                     2,663,100
--------------------------------------------------------------------------------------------------------------------------

BEARINGPOINT INC       COM    074002106  $123,206 15,675,100 SH           SOLE                    15,675,100
--------------------------------------------------------------------------------------------------------------------------

CVS CORP               COM    126650100  $356,930 11,112,391 SH           SOLE                    11,112,391
--------------------------------------------------------------------------------------------------------------------------

CVS CORP               COM    126650100    $6,903    214,900 SH    CALL   SOLE                       214,900
--------------------------------------------------------------------------------------------------------------------------

CAREMARK RX INC        COM    141705103  $419,664  7,405,398 SH           SOLE                     7,405,398
--------------------------------------------------------------------------------------------------------------------------

CAREMARK RX INC        COM    141705103   $42,503    750,000 SH    CALL   SOLE                       750,000
--------------------------------------------------------------------------------------------------------------------------

CHARTER COMMUNICATIONS CL A   16117M107   $13,784  9,068,600 SH           SOLE                     9,068,600
--------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP COM    165167107      $579     20,000 SH           SOLE                        20,000
--------------------------------------------------------------------------------------------------------------------------

COMVERSE TECHNOLOGY    COM    205862402   $94,780  4,420,702 SH           SOLE                     4,420,702
                       PAR
                       $0.10
--------------------------------------------------------------------------------------------------------------------------

CORNING INC            COM    219350105  $233,441  9,563,326 SH           SOLE                     9,563,326
--------------------------------------------------------------------------------------------------------------------------

CRYSTAL RIV CAP INC    COM    229393301   $25,168  1,100,000 SH           SOLE                     1,100,000
--------------------------------------------------------------------------------------------------------------------------

EXPRESS SCRIPTS INC    COM    302182100  $326,268  4,324,294 SH           SOLE                     4,324,294
--------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP        COM    319963104  $126,000  3,000,000 SH           SOLE                     3,000,000
--------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP        COM    319963104   $84,000  2,000,000 SH    CALL   SOLE                     2,000,000
--------------------------------------------------------------------------------------------------------------------------

FIDELITY NATL INFO     COM    31620M106  $178,888  4,834,806 SH           SOLE                     4,834,806
--------------------------------------------------------------------------------------------------------------------------

FIDELITY NATL FINL INC COM    316326107  $205,695  4,938,650 SH           SOLE                     4,938,650
--------------------------------------------------------------------------------------------------------------------------

FOOT LOCKER INC        COM    344849104   $31,563  1,250,000 SH           SOLE                     1,250,000
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

--------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL COM    338032204  $405,363  5,181,019 SH           SOLE                     5,181,019
                       NEW
--------------------------------------------------------------------------------------------------------------------------

FISHER SCIENTIFIC INTL COM    338032204   $54,768    700,000 SH    CALL   SOLE                       700,000
                       NEW
--------------------------------------------------------------------------------------------------------------------------

FREESCALE SEMICONDUCTR COM    35687M107   $14,897    391,500 SH           SOLE                       391,500
                       CL A
--------------------------------------------------------------------------------------------------------------------------

GAMESTOP CORP NEW      CL B   36467W208   $45,913  1,026,900 SH           SOLE                     1,026,900
--------------------------------------------------------------------------------------------------------------------------

GENESIS MICROCHIP INC  COM    37184C103   $15,378  1,306,500 SH           SOLE                     1,306,500
--------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD CO     COM    428236103  $357,160  9,734,523 SH           SOLE                     9,734,523
--------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD CO     COM    428236103   $18,345    500,000 SH    CALL   SOLE                       500,000
--------------------------------------------------------------------------------------------------------------------------

HUNTSMAN CORP          COM    447011107   $72,514  3,984,260 SH           SOLE                     3,984,260
--------------------------------------------------------------------------------------------------------------------------

INTEGRATED ALARM SVCS  COM    45890M109    $2,407    617,156 SH           SOLE                       617,156
--------------------------------------------------------------------------------------------------------------------------

INTERCONTINENTALEXCHGE COM    45865V100    $7,507    100,000 SH           SOLE                       100,000
--------------------------------------------------------------------------------------------------------------------------

KRAFT FOODS INC        CL A   50075N104   $14,264    400,000 SH    PUT    SOLE                       400,000
--------------------------------------------------------------------------------------------------------------------------

LIGAND PHARMACEUTICALS CL B   5322OK207   $67,492  6,722,288 SH           SOLE                     6,722,288
--------------------------------------------------------------------------------------------------------------------------

MCKESSON CORP          COM    58155Q103  $361,755  6,861,822 SH           SOLE                     6,861,822
--------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS COM    58405U102  $398,761  6,633,855 SH           SOLE                     6,633,855
--------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS COM    58405U102   $30,055    500,000 SH    CALL   SOLE                       500,000
--------------------------------------------------------------------------------------------------------------------------

NCR CORP NEW           COM    62886E108  $131,078  3,320,122 SH           SOLE                     3,320,122
--------------------------------------------------------------------------------------------------------------------------

NALCO HOLDING COMPANY  COM    62985Q101  $182,986  9,880,467 SH           SOLE                     9,880,467
--------------------------------------------------------------------------------------------------------------------------

NOKIA CORP             ADR    654902204  $292,684 14,864,591 SH           SOLE                    14,864,591
--------------------------------------------------------------------------------------------------------------------------

NRG ENERGY INC         COM    629377508  $190,908  4,214,305 SH           SOLE                     4,214,305
                       NEW
--------------------------------------------------------------------------------------------------------------------------

NTL INC DEL            COM    62941W101  $385,232 15,148,719 SH           SOLE                    15,148,719
--------------------------------------------------------------------------------------------------------------------------

OMI CORP NEW           COM    Y6476W104    $7,106    327,300 SH           SOLE                       327,300
--------------------------------------------------------------------------------------------------------------------------

OMNICARE INC           COM    681904108  $375,387  8,711,694 SH           SOLE                     8,711,694
--------------------------------------------------------------------------------------------------------------------------

PFIZER INC             COM    717081103  $236,806  8,350,000 SH    CALL   SOLE                     8,350,000
--------------------------------------------------------------------------------------------------------------------------

POWERWAVE TECHNOLOGIES COM    739363109   $22,424  2,950,528 SH           SOLE                     2,950,528
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC           COM    74157K101   $10,560  6,947,618 SH           SOLE                     6,947,618
--------------------------------------------------------------------------------------------------------------------------

RELIANT ENERGY INC     COM    75952B105  $317,236 25,770,607 SH           SOLE                    25,770,607
--------------------------------------------------------------------------------------------------------------------------

RITE AID CORP          COM    767754104  $114,601 25,242,562 SH           SOLE                    25,242,562
--------------------------------------------------------------------------------------------------------------------------

SARA LEE CORP          COM    803111103    $4,018    250,000 SH    CALL   SOLE                       250,000
--------------------------------------------------------------------------------------------------------------------------

TAKE-TWO INTERACTIVE   COM    874054109  $112,417  7,883,372 SH           SOLE                     7,883,372
--------------------------------------------------------------------------------------------------------------------------

TELLABS INC            COM    879664100   $44,735  4,081,700 SH           SOLE                     4,081,700
--------------------------------------------------------------------------------------------------------------------------
                      NON-VTG
TELUS CORP             SHS    87971M202   $87,442  1,562,300 SH           SOLE                     1,562,300
--------------------------------------------------------------------------------------------------------------------------

THERMO ELECTRON CORP   COM    883556102   $93,586  2,379,500 SH           SOLE                     2,379,500
--------------------------------------------------------------------------------------------------------------------------

TXU CORP               COM    873168108   $87,139  1,393,770 SH           SOLE                     1,393,770
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW      COM    902124106  $367,159 13,117,500 SH           SOLE                    13,117,500
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW      COM    902124106   $97,965  3,500,000 SH    CALL   SOLE                     3,500,000
--------------------------------------------------------------------------------------------------------------------------

WALGREEN CO            COM    931422109   $96,943  2,183,900 SH           SOLE                     2,183,900
--------------------------------------------------------------------------------------------------------------------------

YRC WORLDWIDE INC      COM    984249102   $53,124  1,434,223 SH           SOLE                     1,434,223
--------------------------------------------------------------------------------------------------------------------------